UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    October 14, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	53

Form 13F Information Table Value Total:   	$133,684



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     3693    92195 SH       SOLE                    92195
Allstate Corp                  COM              020002101     4303    89670 SH       SOLE                    89670
Alltel Corp                    COM              020039103     3506    63848 SH       SOLE                    63848
AmerisourceBergen Corp         COM              03073E105     2637    49105 SH       SOLE                    49105
BP Amoco PLC Spons ADR F       COM              055622104      345     6002 SH       SOLE                     6002
Bank Of America Corporation    COM              060505104     3564    82243 SH       SOLE                    82243
Boeing Co                      COM              097023105     2163    41895 SH       SOLE                    41895
Bristol-Myers Squibb           COM              110122108     2888   122026 SH       SOLE                   122026
Burlington Resources           COM              122014103     2897    70993 SH       SOLE                    70993
ChevronTexaco                  COM              166764100     3115    58066 SH       SOLE                    58066
Citigroup Inc                  COM              172967101      244     5530 SH       SOLE                     5530
Dell Inc                       COM              24702R101     2025    56868 SH       SOLE                    56868
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1212    25079 SH       SOLE                    25079
Flaherty & Crumrine Pfd Inc Op COM              33848E106     2452   182032 SH       SOLE                   182032
Fortune Brands                 COM              349631101     2901    39159 SH       SOLE                    39159
General Electric               COM              369604103      561    16720 SH       SOLE                    16720
Health Care Select Spdr        COM              81369Y209     7500   260490 SH       SOLE                   260490
Honeywell Inc                  COM              438516106     2651    73940 SH       SOLE                    73940
Hubbell Inc Cl B               COM              443510201     2824    63000 SH       SOLE                    63000
Inco Ltd                       COM              453258402     3151    80700 SH       SOLE                    80700
Intel Corp                     COM              458140100     1267    63155 SH       SOLE                    63155
Intl Bus Machines              COM              459200101      277     3228 SH       SOLE                     3228
Ivax Corp                      COM              465823102     4026   210246 SH       SOLE                   210246
JP Morgan Chase & Co           COM              46625H100     3589    90336 SH       SOLE                    90336
Johnson & Johnson              COM              478160104      254     4510 SH       SOLE                     4510
Kerr-Mcgee Corp                COM              492386107     4745    82875 SH       SOLE                    82875
Kimberly Clark                 COM              494368103     3476    53820 SH       SOLE                    53820
Kroger                         COM              501044101     2746   176905 SH       SOLE                   176905
Laboratory Corp                COM              50540R409     3220    73650 SH       SOLE                    73650
Liberty Media Corp             COM              530718105     3856   442215 SH       SOLE                   442215
Liberty Media Intl Inc A       COM              530719103      693    20782 SH       SOLE                    20782
MB Financial Inc               COM              55264U108      442    11162 SH       SOLE                    11162
Medimmune Inc                  COM              584699102     1586    66900 SH       SOLE                    66900
Millennium Cell Inc            COM              60038b105       18    15000 SH       SOLE                    15000
Morgan Stanley Dean Witter Dis COM              617446448      376     7625 SH       SOLE                     7625
Motorola                       COM              620076109     1492    82715 SH       SOLE                    82715
National Semiconductor Corp    COM              637640103     2754   177770 SH       SOLE                   177770
News Corp                      COM              652487703     4110   125045 SH       SOLE                   125045
Northrop Corp                  COM              666807102     2966    55620 SH       SOLE                    55620
Novartis AG Sponsored ADR      COM              66987V109     4114    88145 SH       SOLE                    88145
Nuveen Quality Preferred Incom COM              67072C105     3426   228400 SH       SOLE                   228400
Praxair Inc                    COM              74005P104     3725    87150 SH       SOLE                    87150
Sara Lee Corp                  COM              803111103     3207   140270 SH       SOLE                   140270
Schering-Plough                COM              806605101     2060   108060 SH       SOLE                   108060
Texas Instruments              COM              882508104     1391    65360 SH       SOLE                    65360
Time Warner Inc                COM              887317105     3350   207555 SH       SOLE                   207555
Unisys Corp                    COM              909214108     3382   327700 SH       SOLE                   327700
Utility Sector Spdr            COM              81369Y886     5019   200360 SH       SOLE                   200360
Wal-Mart                       COM              931142103     3336    62716 SH       SOLE                    62716
Walt Disney Co                 COM              254687106     2372   105195 SH       SOLE                   105195
Washington Mutual Inc          COM              939322103     1571    40199 SH       SOLE                    40199
Wrigley (Wm) Jr Co             COM              982526105      206     3254 SH       SOLE                     3254